AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments

June 30, 2019 (unaudited)

	Initial Acquisition Date	Shares	Value
Co-Investments - 57.0%
ACOF IV ATD Co-Invest LP (Consumer Discretionary)(a),(b),*	02/27/2015	(c)	$0
AIX Pride Syndication L.P. (Information Technology)(a),(b),*	11/16/2018	(c)	5,036,440
Altas MED Blocker I, LLC (Healthcare)(a),*	08/11/2015	(c)	1,191,200
AP VIII Prime Security Services Holdings, L.P. (Industrials)(a),*	04/26/2016	(c)	1,491,732
APH CUBS Co-invest LP (Financials)(a),*	11/16/2018	(c)	4,000,447
Apollo DSB Co-Invest, L.P (Healthcare)(a),*	11/14/2018	(c)	5,131,689
CB Ignite Holdings, LLC (Consumer Discretionary)(a),(b),*	08/12/2016	(c)	1,604,540
Diamond LS I LP (Financials)(a),*	12/28/2016	(c)	3,485,543
Digital Bridge Small Cell Holdings, LLC (Information Technology)(a),(b),*	11/06/2015	35	592,902
Digital Bridge U.S. Tower Holdings, LLC (Communication Services)(a),(b),*	11/03/2014	50	546,636
Epsilon Topco Limited (Information Technology)(a),(b),*	10/03/2018	(c)	1,608,000
EQT Deck Co-Investment Limited Partnership (Industrials)(a),(b),*	02/03/2017	(c)	751,669
ESCP PPG Holdings, LLC (Industrials)(a),(b),*	12/14/2016	2,171,429	2,278,854
H&F Flashdance Partners I, L.P. (Financials)(a),*	07/16/2018	(c)	1,245,420
Hg Spider Co-Invest L.P. (Information Technology) (United Kingdom)(a),*	03/18/2019	(c)	2,377,904
Hg Vivaldi 2 Co-Invest L.P. (Information Technology) (United Kingdom)(a),(b),*	06/10/2019	(c)	3,365,003
Incline B Aviation Aladdin Co-Investment Limited Partnership (Industrials)(b),*	06/26/2018	(c)	2,444,501
JP Co-Invest, LLC (Consumer Staples)(a),*	11/13/2018	(c)	2,236,327
LEP Prelude Co-Invest, L.P. (Healthcare)(a),(b),*	07/05/2017	(c)	1,963,404
Oak HC/FT TB SPV B, LLC (Information Technology)(a),(b),*	07/20/2018	(c)	1,589,516
PSG LM Co-Investors L.P. (Information Technology)(a),*	05/24/2016	(c)	3,031,222

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value
Co-Investments - 57.0% (continued)
PSG Toro Co-Investor L.P. (Information Technology)(a),*	12/08/2015	(c)	$1,124,762
Quantum Parallel Partners VI-C(A), LP (Energy)(a),*	10/16/2015	(c)	282,774
Quantum QEP VII Co-Investment Fund, L.P. (Energy)(a),*	08/30/2018	(c)	807,462
Roark Capital Partners II Sidecar LP (Consumer Discretionary)(a),*	11/26/2018	(c)	3,592,037
SDA Investors Group, LLC (Healthcare)(a),(b),*	08/03/2017	(c)	3,591,965
Shamrock RB Co-Invest, LLC (Consumer Discretionary)(a),(b),*	07/30/2015	(c)	7,672
SPC RP Investor, LLC (Industrials)(b),*	05/26/2015	(c)	496,934
SYFS Co-INVEST, LLC (Healthcare)(a),*	09/01/2017	(c)	2,322,046
T-VI Co-Invest-A (Financials)(a),(b),*	08/12/2015	(c)	533,852
T-VII Mitchell/Genex Co-Invest, L.P. (Healthcare)(a),(b),*	06/28/2018	(c)	2,596,061
TCP DJR Co-Invest, L.P (Energy)(a),*	11/20/2018	(c)	3,375,786
TKC Investment Holdings, LLC (Consumer Discretionary)(a),*	10/12/2016	(c)	6,768,049
TPG Clarinet Co-Invest, LP (Consumer Discretionary) (Australia)(a),(b),*	02/26/2019	(c)	3,168,173
TPG VII Renown Co-Invest I, L.P. (Consumer Stationary)*	05/09/2018	(c)	1,407,310
TVG-I-E-AEG Holdings (Consumer Discretionary)(a),(b),*	01/27/2017	(c)	3,800,264
WP-LH Co-Invest, L.P. (Consumer Discretionary)(a),(b),*	06/25/2015	(c)	262,042
Total Co-Investments			80,110,138
Primary Private Investment Funds - 2.1%
Abry Advanced Securities Fund IV, L.P.(a),*	02/19/2019	(c)	366,821
Banc Fund IX L.P.(a),*	01/19/2016	(c)	135,585
BroadRiver III, L.P.(a),*	03/27/2018	(c)	567,388
Calera Capital Partners V L.P.*	04/25/2016	(c)	73,888

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value
Primary Private Investment Funds - 2.1% (continued)
GSO Capital Opportunities Fund III, L.P.*	09/22/2016	(c)	$978,335
Incline Aviation I(b),*	03/09/2017	(c)	842,414
Total Primary Private Investment Funds			2,964,431
Secondary Private Investment Funds - 12.3%
1901 Partners LP(a),*	07/16/2015	(c)	559,141
Apax France VIII-A FCPR (France) (a),*	01/22/2019	(c)	1,826,990
Ares Corporate Opportunities Fund IV, L.P.(b),*	04/13/2017	(c)	1,964,829
Avenue Pantheon Broadway Fund, L.P.(a),*	03/07/2019	(c)	3,393,464
Aztiq Fund I(a),*	05/13/2019	(c)	5,730,633
Banc Fund VIII L.P.(a),*	12/31/2015	(c)	66,739
Calera Capital Partners IV L.P.*	04/04/2016	(c)	89,095
Francisco Partners III, L.P.(a),*	01/05/2015	(c)	145,300
Oaktree Ports American Fund LP(a),*	05/01/2019	(c)	3,103,347
Providence Equity Partners VI, L.P.*	12/12/2014	(c)	162,109
TPG Partners V, L.P.(a),*	10/31/2015	(c)	6,823
TPG Partners VI, L.P.*	10/31/2015	(c)	232,227
Total Secondary Private Investment Funds			17,280,697
Short-Term Investments - 32.5%
Other Investment Companies - 32.5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 2.25%(1),(2)		45,653,171	45,653,171
Total Investments - 103.9% (cost $127,982,807)			146,008,437
Other Assets, less Liabilities - (3.9%)			(5,447,954)
Net Assets - 100.0%			$140,560,483

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

Cost of Investments by asset type is as follows:
Co-Investments	$64,082,748
Primary Private Investment Funds	2,693,273
Secondary Private Investment Funds	15,553,615
Short-Term Investments	45,653,171

Total	$127,982,807

(a)	Non-income producing.
(b)	The investment’s value was determined using significant unobservable inputs.
(c)	Investment does not issue shares.
(1)	A copy of the security’s annual report to shareholders may be obtained without charge on the SEC’s website (http://www.sec.gov).
(2)	Yield shown represents the June 30, 2019, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
*

Investment is issued in a private placement offering and is restricted to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Initial Acquisition Date as shown in the Schedule of Investments. As of June 30, 2019, the aggregate cost of each investment restricted to resale was $500,000, $3,914,417, $561,231, $1,569,873, $4,042,827, $4,005,000, $1,295,640, $2,917,147, $399,296, $342,384, $1,608,000, $367,521, $2,174,345, $1,240,245, $2,330,799, $3,369,112, $1,799,073, $2,180,759, $1,842,781, $1,590,000, $1,153,003, $497,736, $222,654, $817,852, $3,052,699, $4,545,349, $0, $419,454, $1,964,764, $199,246, $2,623,238, $3,390,965, $1,551, $3,168,777, $1,425,351, $2,286,497, $263,162, $404,799, $125,416, $570,323, $49,962, $939,776, $602,997,$439,105, $1,469,155, $2,088,715, $3,448,623, $3,912,978, $63,549, $122,980, $113,169, $3,125,283, $299,379, $36,816 and $433,863, respectively, totaling $82,329,636.

AMG Pantheon Master Fund, LLC

Notes to Consolidated Schedule of Investments

June 30, 2019 (unaudited)

The following table summarizes the inputs used to value AMG Pantheon Master Fund, LLC’s (the “Master Fund”) investments by the fair value hierarchy levels as of June 30, 2019:

	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
Investments
Co-Investments	—	—	$36,238,428	$43,871,710	$80,110,138
Primary Private
Investment Funds	—	—	842,414	2,122,017	2,964,431
Secondary Private
Investment Funds	—	—	1,964,829	15,315,868	17,280,697
Short-Term Investments
Other Investment Companies	$45,653,171	—	—	—	45,653,171

Total Investments	$45,653,171	—	$39,045,671	$61,309,595	$146,008,437

The reconciliation of Level 3 investments is presented when the Master Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Co-Investments	Primary Private Investment Funds	Secondary Private Investment Funds	Total
Balance as of March 31, 2019	$15,743,994	$—	$1,963,328	$17,707,322
Purchases	3,384,700	11,684	26,107	3,422,491
Sales & Distributions	(3,241,672)	68,218	(67,280)	(3,240,734)
Transfers into Level 3	22,274,003	953,000	—	23,227,003
Transfers out of Level 3	(965,265)	—	—	(965,265)
Net realized gain	1,125,937	(135,386)	13,458	1,004,009
Net change in unrealized appreciation/depreciation	(2,083,269)	(55,102)	29,216	(2,109,155)

Balance as of June 30, 2019	$36,238,428	$842,414	$1,964,829	$39,045,671

Net change in unrealized appreciation/depreciation on investments held at June 30, 2019	$(2,083,269)	$(55,102)	$29,216	$(2,109,155)

AMG Pantheon Master Fund, LLC

Notes to Consolidated Schedule of Investments (continued)

The following table summarizes the quantitative inputs and assumptions used for items categorized in Level 3 of the fair value hierarchy as of June 30, 2019. The table below is not intended to be all inclusive, but rather provides information on the significant Level 3 inputs as they relate to the Master Fund’s fair value measurements:

	Fair Value as of June 30, 2019	Valuation Techniques	Unobservable Inputs	Ranges
Co-Investments	$3,285,602	Market Approach (Comparable companies)	Earnings Multiple	2.8-24.7
Co-Investments	3,365,003	Recent Transaction Price	n/a	n/a
Co-Investments	29,587,823	Third Party Valuation	Adjusted Net Asset Value	n/a
Primary Private Investment Funds	842,414	Third Party Valuation	Adjusted Net Asset Value	n/a
Secondary Private Investment Funds	1,964,829	Third Party Valuation	Adjusted Net Asset Value	n/a

Total	$39,045,671

FAIR VALUE MEASUREMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the-counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities traded on an international securities exchange and equity securities traded in a non-U.S. over-the counter market are valued at the last quoted sales price. The Master Fund’s listed equity investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Master Fund’s Board of Directors (the “Board”).

For direct investments and certain co-investments in portfolio companies, the Board uses the market approach to estimate the fair value of private investments. The market approach utilizes prices and other relevant information generated by market transactions, type of security, size of the position, degree of liquidity, restrictions on the disposition, latest round of financing data, current financial position and operating results, among other factors.

Private equity investments, including primary and secondary investments in private equity, infrastructure and other private asset funds (“Investment Funds”) and certain co-investments are generally based on the valuations provided by the general partners or managers of

AMG Pantheon Master Fund, LLC

Notes to Consolidated Schedule of Investments (continued)

underlying fund investments as of the date investments are valued. If a valuation provided by general partners or managers of the underlying fund investments are not available as of the date investments are valued, the Master Fund will value the Investment Fund or co-investment using the latest valuation provided by the general partners or managers of the underlying fund investments adjusted for transaction and market activity, if applicable The valuations provided by the general partners or managers typically reflect the fair value of the Master Fund’s capital account balance of each Investment Fund, including unrealized gains and losses, as reported in the financial statements of the respective Investment Fund. In reviewing these underlying valuations, the Board is advised by the Valuation Committee of Pantheon Ventures (US) LP (the “Investment Manager”), who reviews the capital account balances and may adjust the value of each Master Fund investment.

Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board is presented with a monthly analysis showing, all outstanding securities fair valued by the Investment Manager, including a comparison with the prior month end.

Accounting principles generally accepted in the United States of America (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Master Fund. Unobservable inputs reflect the Master Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

AMG Pantheon Master Fund, LLC

Notes to Consolidated Schedule of Investments (continued)

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., listed equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Master Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

INVESTMENTS IN PRIVATE EQUITY AND INVESTMENT FUNDS

Private equity investments are typically made in non-public companies through privately negotiated transactions. Private equity investments may be structured using a range of financial instruments, including common and preferred equity, convertible securities, subordinated debt and warrants or other derivatives.

Investment Funds, often organized as limited partnerships, are the most common vehicles for making private equity investments. In such Investment Funds, investors usually commit to provide up to a certain amount of capital when requested by the Investment Fund’s manager or general partner. The general partner then makes private equity investments on behalf of the Investment Fund. The Investment Fund’s investments are usually realized, or “exited”, after a three- to seven-year holding period through a private sale, an initial public offering (IPO) or a recapitalization. Proceeds of such exits are then distributed to the Investment Fund’s investors. The Investment Funds themselves typically have a term of ten to twelve years. The Investment Funds in which the Master Fund invests may charge a management fee of 1.00% - 2.00% and approximately 20% of net profits as a carried interest allocation, subject to a preferred return and a claw back. Detailed information about the Investment Funds’ portfolios is not publically available.

AMG Pantheon Master Fund, LLC

Notes to Consolidated Schedule of Investments (continued)

Some of the investments that the Investment Manager will consider with respect to the Master Fund include:

•

Primary Private Investment Funds: Primary investments (primaries) are interests or investments in newly established Investment Funds that are typically acquired by way of subscription during their fundraising period. Primary investors subscribe for interests during an initial fundraising period, and their capital commitments are then used to fund investments in a number of individual operating companies during a defined investment period. The investments of the fund are usually unknown at the time of commitment, and investors typically have little or no ability to influence the investments that are made during the fund’s life.

•

Secondary Private Investment Funds: Secondary investments (secondaries) are interests in existing private equity funds that are typically acquired from existing investors in such Investment Funds in privately negotiated transactions, typically after the end of the private equity fund’s fundraising period.

•

Direct Investments/Co-Investments: Direct investments involve acquiring (directly or indirectly) an interest in securities issued by an operating company. Co-investments represent opportunities to separately invest in specific portfolio companies that are otherwise represented in an Investment Fund. Such investments are typically made as co-investments alongside Investment Funds, and are usually structured such that the lead investor holds a controlling interest. Co-investments are typically offered to Investment Fund investors when the Investment Fund manager believes that there is an attractive investment for the Investment Fund but the total size of the potential holding exceeds the targeted size for the Investment Fund. Direct investments and co-investments, unlike investments in Investment Funds, generally do not bear an additional layer of fees or bear significantly reduced fees.

AMG Pantheon Master Fund, LLC

Notes to Consolidated Schedule of Investments (continued)

A listing of the Co-Investments, Primary Private Investment Funds and Secondary Private Investment Funds held by the Master Fund and their attributes, as of June 30, 2019, are shown in the table below.

Investment Category	Fair Value	Unfunded Commitments	Remaining life*	Redemption frequency	Notice (In days)	Redemption Restrictions
Buyout (a)	$75,709,417	$7,528,549	1-10 years	Not Redeemable	N/A	N/A
Core Plus (b)	$4,447,918	$1,041,689	N/A	Not Redeemable	N/A	N/A
Generalist (c)	$1,964,829	$341,192	5-7 years	Not Redeemable	N/A	N/A
Growth Equity (d)	$8,457,864	$30,883	1-6 years	Not Redeemable	N/A	N/A
Private Debt (e)	$366,821	$4,595,201	10-13 years	Not Redeemable	N/A	N/A
Real Assets (f)	$3,286,915	$2,089,957	10-13 years	Not Redeemable	N/A	N/A
Special Situations (g)	$6,121,502	$6,586,398	9-12 years	Not Redeemable	N/A	N/A

(a)	Funds that acquire controlling interests in companies with a view towards later selling those companies or taking them public.
(b)	Funds that generally invest in long-term assets that provide stable cash flows with growth initiatives.
(c)	Funds that invest across a broad range of sectors.
(d)	Funds that invest in later-stage, pre-IPO companies.
(e)	Funds that invest in senior secured lending, mezzanine financing, as well as more opportunistic debt strategies such as distressed for control.
(f)	Private equity funds that invest in target investments in infrastructure, renewables & energy infrastructure, natural resources, and asset-backed strategies.
(g)	Particular circumstances that influence investment based on the situation, rather than its underlying fundamentals.
*

Co-Investments do not have contractual lives and generally terminate after the underlying investment is sold. Years shown below are reflective of the remaining lives of Primary Private Investment Funds and Secondary Private Investment Funds.